Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 USD ($)
Movement in carrying amount of goodwill
Balance at the beginning of the period	¥ 297,031	¥ 261,621,691
Impairment loss of goodwill	0	(267,917,575)	¥ 0
Foreign currency translation adjustments		6,592,915
Deconsolidation	¥ (297,031)
Balance at the end of the period		¥ 297,031	¥ 261,621,691
Number of Reporting Units | item	1	1
UP Capital | Disposed of by sale
Movement in carrying amount of goodwill
Consideration of the disposal	¥ 34,000,000
Scepter Pacific Limited
Movement in carrying amount of goodwill
Addition for acquisitions | $				$ 40
Percentage of equity interest acquired				100.00%